Schedule I - Financial Information of Parent Company (Details) - Financial Information of Parent Company - Shareholders' Equity (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule I - Financial Information of Parent Company (Details) - Financial Information of Parent Company - Shareholders' Equity [Line Items]
Balance	$ 75,770,897
Exercise of share options by employees	654,055	30,440	3,200
Restricted shares issued	14
Share-based compensation	4,698,953	3,035,122	802,725
Business restructure	(8,347,025)
Net unrealized loss on available-for-sale securities, net of tax effects of $5,728			(13,110)
Reclassification adjustment of available-for sale securities, net of tax effects of nil			45,567
Foreign currency translation adjustment	(221,277)	1,195,795	130,115
Net loss	(7,167,849)	(8,573,128)	(11,855,207)
Balance	64,615,364	75,770,897
Common Stock [Member] | Parent Company [Member]
Schedule I - Financial Information of Parent Company (Details) - Financial Information of Parent Company - Shareholders' Equity [Line Items]
Balance (in Shares)	111,145,633	110,955,383	110,935,383
Balance	14,353	14,328	14,325
Transfer share premium to share capital	55,718,184
Exercise of share options by employees (in Shares)	1,164,300	190,250	20,000
Exercise of share options by employees	654,055	25	3
Restricted shares issued (in Shares)	108,000
Restricted shares issued	14
Balance (in Shares)	112,417,933	111,145,633	110,955,383
Balance	56,386,606	14,353	14,328
Common Stock [Member]
Schedule I - Financial Information of Parent Company (Details) - Financial Information of Parent Company - Shareholders' Equity [Line Items]
Balance (in Shares)	111,145,633	110,955,383	110,935,383
Transfer share premium to share capital	55,718,184
Exercise of share options by employees (in Shares)	1,164,300	190,250	20,000
Exercise of share options by employees	654,055	25	3
Restricted shares issued (in Shares)	108,000
Restricted shares issued	14
Balance (in Shares)	112,417,933	111,145,633	110,955,383
Additional Paid-in Capital [Member] | Parent Company [Member]
Schedule I - Financial Information of Parent Company (Details) - Financial Information of Parent Company - Shareholders' Equity [Line Items]
Balance	84,346,266	81,163,243	80,446,578
Transfer share premium to share capital	(55,718,184)
Exercise of share options by employees		30,415	3,197
Share-based compensation	4,132,182	2,539,274	207,677
Equity pick up from compensation of a subsidiary	408,075	421,473	505,791
Business restructure	(8,960,940)
Acquisition of business combination		191,861
Foreign currency translation adjustment	207
Balance	24,207,606	84,346,266	81,163,243
Additional Paid-in Capital [Member]
Schedule I - Financial Information of Parent Company (Details) - Financial Information of Parent Company - Shareholders' Equity [Line Items]
Transfer share premium to share capital	(55,718,184)
Exercise of share options by employees		30,415	3,197
Share-based compensation	4,540,257	2,960,746	713,469
Business restructure	(8,960,940)
Foreign currency translation adjustment	207
AOCI Attributable to Parent [Member] | Parent Company [Member]
Schedule I - Financial Information of Parent Company (Details) - Financial Information of Parent Company - Shareholders' Equity [Line Items]
Balance	12,285,615	11,089,820	10,927,248
Net unrealized loss on available-for-sale securities, net of tax effects of $5,728			(13,110)
Reclassification adjustment of available-for sale securities, net of tax effects of nil			45,567
Foreign currency translation adjustment	(221,277)	1,195,795	130,115
Balance	12,064,338	12,285,615	11,089,820
AOCI Attributable to Parent [Member]
Schedule I - Financial Information of Parent Company (Details) - Financial Information of Parent Company - Shareholders' Equity [Line Items]
Net unrealized loss on available-for-sale securities, net of tax effects of $5,728			(13,110)
Foreign currency translation adjustment	(221,277)	1,195,795	130,115
Retained Earnings [Member] | Parent Company [Member]
Schedule I - Financial Information of Parent Company (Details) - Financial Information of Parent Company - Shareholders' Equity [Line Items]
Balance	(20,875,337)	(12,302,209)	(447,002)
Net loss	(7,167,849)	(8,573,128)	(11,855,207)
Balance	(28,043,186)	(20,875,337)	(12,302,209)
Parent Company [Member]
Schedule I - Financial Information of Parent Company (Details) - Financial Information of Parent Company - Shareholders' Equity [Line Items]
Balance	75,770,897	79,965,182	90,941,149
Exercise of share options by employees	654,055	30,440	3,200
Restricted shares issued	14
Share-based compensation	4,132,182	2,539,274	207,677
Equity pick up from compensation of a subsidiary	408,075	421,473	505,792
Business restructure	(8,960,940)
Acquisition of business combination		191,861
Net unrealized loss on available-for-sale securities, net of tax effects of $5,728			(13,110)
Reclassification adjustment of available-for sale securities, net of tax effects of nil			45,567
Foreign currency translation adjustment	(221,070)	1,195,795	130,115
Net loss	(7,167,849)	(8,573,128)	(11,855,207)
Balance	$ 64,615,364	$ 75,770,897	$ 79,965,182